Allowance for Finance Receivable Losses -- Changes in Allowance by Type (Details) (10-Q) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	$ 608,000,000	$ 199,000,000	$ 186,000,000		$ 176,000,000				$ 333,000,000	$ 587,000,000	$ 176,000,000	$ 176,000,000	$ 333,000,000	$ 183,000,000
Provision for finance receivable losses	257,907	510,000,000	213,611	$ 80,000,000	87,000,000	$ 95,000,000	$ 103,000,000	$ 115,000,000	161,000,000	1,000,344	793,619	1,134,518	614,684	527,000,000
Charge-offs			(80,000,000)							(982,920)		(746,106)	(79,040)	(456,000,000)
Recoveries			15,000,000							1,000,344		1,134,518	614,684	80,000,000
Other			(1,000,000)
Balance at end of period	672,000,000	587,000,000	199,000,000	186,000,000		176,000,000				672,000,000	199,000,000	587,000,000	176,000,000	333,000,000
OneMain [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	608,000,000	199,000,000	176,000,000		176,000,000				$ 333,000,000	587,000,000	176,000,000	176,000,000	333,000,000
Provision for finance receivable losses	263,000,000		233,000,000							674,000,000		759,000,000	474,000,000
Charge-offs	(217,000,000)		(257,000,000)							(613,000,000)		(413,000,000)	(438,000,000)
Recoveries	18,000,000		42,000,000							52,000,000		66,000,000	47,000,000
Other			(1,000,000)							(33,000,000)
Balance at end of period	672,000,000	587,000,000	199,000,000	176,000,000		176,000,000				672,000,000	199,000,000	587,000,000	176,000,000	$ 333,000,000
Consumer Loan [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	587,000,000	153,000,000	141,000,000		132,000,000					541,000,000	132,000,000	132,000,000
Provision for finance receivable losses	261,000,000		61,000,000							652,000,000	173,000,000
Charge-offs	(213,000,000)		(58,000,000)							(585,000,000)	(179,000,000)
Recoveries	17,000,000		10,000,000							44,000,000	28,000,000
Other			(1,000,000)							0	(1,000,000)
Balance at end of period	652,000,000	541,000,000	153,000,000	141,000,000		132,000,000				652,000,000	153,000,000	541,000,000	132,000,000
Spring Castle Portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	0	4,000,000	3,000,000		3,000,000					4,000,000	3,000,000	3,000,000
Provision for finance receivable losses	0		16,000,000							14,000,000	53,000,000
Charge-offs	0		(18,000,000)							(17,000,000)	(61,000,000)
Recoveries	0		3,000,000							3,000,000	9,000,000
Other			0							(4,000,000)	0
Balance at end of period	0	4,000,000	4,000,000	3,000,000		3,000,000				0	4,000,000	4,000,000	3,000,000
Credit Card Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	1,000,000	1,000,000	1,000,000		1,000,000					1,000,000	1,000,000	1,000,000
Provision for finance receivable losses	0		0							0	1,000,000
Charge-offs	0		0							(1,000,000)	(2,000,000)
Recoveries	0		0							1,000,000	1,000,000
Other			0							0	0
Balance at end of period	1,000,000	1,000,000	1,000,000	1,000,000		1,000,000				1,000,000	1,000,000	1,000,000	1,000,000
Real Estate Loan [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	20,000,000	41,000,000	41,000,000		$ 46,000,000					46,000,000	46,000,000	46,000,000
Provision for finance receivable losses	2,000,000		2,000,000							8,000,000	6,000,000
Charge-offs	(4,000,000)		(4,000,000)							(10,000,000)	(15,000,000)
Recoveries	1,000,000		2,000,000							4,000,000	4,000,000
Other			0							(29,000,000)	0
Balance at end of period	$ 19,000,000	$ 46,000,000	$ 41,000,000	$ 41,000,000		$ 46,000,000				$ 19,000,000	$ 41,000,000	$ 46,000,000	$ 46,000,000